Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of comprehensive income [abstract]
Net earnings	$ 1,466,142	$ 1,369,072
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized losses on translating financial statements of foreign operations	(319,698)	(391,574)
Net (losses) gains on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations	(4,541)	150,313
Deferred gains (costs) of hedging on cross-currency swaps	21,705	(7,484)
Net unrealized gains on cash flow hedges	25,245	10,964
Net unrealized losses on financial assets at fair value through other comprehensive income	(6,263)	(2,149)
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement (losses) gains on defined benefit plans	(8,282)	25,800
Other comprehensive loss	(291,834)	(214,130)
Comprehensive income (loss)	$ 1,174,308	$ 1,154,942